Convertible Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 10, 2023	Aug. 09, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000	0
Preferred stock available for future issuance (in shares)			5,984,998
Undeclared cumulative dividends			$ 2,059
Automatic conversion, anniversary	4 years
Conversion price, first automatic reset		18 months
Conversion price, second automatic reset		47 months
Series A Convertible Preferred Stock, floor conversion price (in dollars per share)		$ 2.10
Number of trading days, VWAP		10 days
Liquidation preference (in dollars per share)			$ 10.00	$ 10.00
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Issuances (in shares)	4,015,002
Original issue price (in dollars per share)	$ 10.00	$ 10.00
Proceeds from the issuance of preferred stock	$ 40,150
Preferred stock, shares authorized (in shares)			10,000,000
Preferred stock, dividend rate, percentage		8.00%	8.00%	8.00%
Liquidation preference (in dollars per share)			$ 10.00	$ 10.00